Schedule of earnout shares for triggering event (Details)	Nov. 17, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price of the Company as of closing date	$ 5.21
Average daily return rate	0.02%
Triggering Event 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Daily volatility	4.74%
Risk-free rate	4.75%
Grant Price	$ 15.0
Triggering Event 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Daily volatility	4.30%
Risk-free rate	4.49%
Grant Price	$ 20.0